UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22375

PIMCO Equity Series

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Equity Series

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2602

Date of fiscal year end: June 30

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents
PIMCO EqS Emerging Markets Fund

PIMCO Emerging Multi-Asset Fund

PIMCO EqS Pathfinder Fund™

Schedule of Investments

PIMCO EqS Emerging Markets Fund

September 30, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
COMMON STOCKS 56.1%
AUSTRALIA 2.4%
ENERGY 0.7%
Santos Ltd.	197,379	$2,136

MATERIALS 1.7%
Alumina Ltd.	1,178,031	1,643
Fortescue Metals Group Ltd.	694,227	2,900
White Energy Co. Ltd. (a)	541,564	760

		5,303

Total Australia		7,439

BERMUDA 1.6%
ENERGY 1.6%
Seadrill Ltd.	179,046	4,945

Total Bermuda		4,945

BRAZIL 1.8%
CONSUMER STAPLES 0.8%
Cia de Bebidas das Americas - SP - ADR	87,367	2,678

MATERIALS 1.0%
Vale S.A. SP - ADR	141,042	2,962

Total Brazil		5,640

CANADA 0.8%
ENERGY 0.8%
Uranium One, Inc.	1,322,705	2,613

Total Canada		2,613

CHINA 8.0%
CONSUMER DISCRETIONARY 0.8%
Boshiwa International Holding Ltd.	13,058,000	2,385

CONSUMER STAPLES 0.9%
Shenguan Holdings Group Ltd.	5,612,000	2,849

FINANCIALS 3.0%
Agricultural Bank of China Ltd.	12,935,000	4,224
China Construction Bank Corp.	6,235,000	3,771
Country Garden Holdings Co.	5,844,000	1,630

		9,625

INDUSTRIALS 1.3%
International Mining Machinery Holdings Ltd.	2,040,000	2,036
Yuanda China Holdings Ltd. (a)	16,400,000	1,896

		3,932

INFORMATION TECHNOLOGY 2.0%
Hollysys Automation Technologies Ltd. (a)	194,372	1,135
Lenovo Group Ltd.	4,822,000	3,224
Perfect World Co. Ltd. SP - ADR (a)	169,341	1,890

		6,249

Total China		25,040

COLOMBIA 1.2%
ENERGY 1.2%
Ecopetrol S.A. SP - ADR	96,483	3,887

Total Colombia		3,887

CYPRUS 0.9%
INDUSTRIALS 0.9%
Globaltrans Investment PLC SP - GDR	199,068	2,711

Total Cyprus		2,711

CZECH REPUBLIC 1.5%
UTILITIES 1.5%
CEZ A/S	123,283	4,724

Total Czech Republic		4,724

HONG KONG 6.1%
FINANCIALS 3.3%
AIA Group Ltd.	2,608,400	7,420
China Overseas Grand Oceans Group Ltd.	1,827,000	1,128
Glorious Property Holdings Ltd.	12,785,000	1,713

		10,261

INDUSTRIALS 1.1%
Shanghai Industrial Holdings Ltd.	1,226,000	3,422

INFORMATION TECHNOLOGY 0.6%
China High Precision Automation Group Ltd.	5,045,000	1,915

MATERIALS 1.1%
China Metal Recycling Holdings Ltd.	1,155,600	991
Huabao International Holdings Ltd.	3,120,000	2,539

		3,530

Total Hong Kong		19,128

INDONESIA 0.3%
FINANCIALS 0.3%
Bank Mandiri Tbk PT	1,446,500	1,023

Total Indonesia		1,023

ISRAEL 1.0%
TELECOMMUNICATION SERVICES 1.0%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,605,249	3,004

Total Israel		3,004

ITALY 0.7%
CONSUMER DISCRETIONARY 0.7%
Prada SpA (a)	546,800	2,303

Total Italy		2,303

KAZAKHSTAN 1.3%
ENERGY 1.3%
KazMunaiGas Exploration Production SP - GDR	271,710	3,976

Total Kazakhstan		3,976

MALAYSIA 1.3%
MATERIALS 1.3%
Petronas Chemicals Group Bhd.	2,274,100	3,924

Total Malaysia		3,924

MEXICO 0.9%
CONSUMER DISCRETIONARY 0.9%
Urbi Desarrollos
Urbanos S.A.B. de C.V. (a)	2,088,600	2,815

Total Mexico		2,815

PERU 1.5%
FINANCIALS 1.5%
Credicorp Ltd.	50,813	4,685

Total Peru		4,685

PHILIPPINES 1.6%
UTILITIES 1.6%
First Gen Corp. (a)	15,571,400	4,957

Total Philippines		4,957

RUSSIA 1.8%
INDUSTRIALS 0.9%
Global Ports Investment PLC SP - GDR	177,732	2,755

MATERIALS 0.9%
Magnitogorsk Iron & Steel Works SP - GDR	349,908	1,661
Mechel SP - ADR	259,408	1,037

		2,698

Total Russia		5,453

SINGAPORE 0.9%
ENERGY 0.9%
Straits Asia Resources Ltd.	1,846,000	2,753

Total Singapore		2,753

SOUTH AFRICA 2.3%
MATERIALS 2.3%
AngloGold Ashanti Ltd. SP - ADR	124,632	5,155
Harmony Gold Mining Co. Ltd. SP - ADR	179,385	2,104

Total South Africa		7,259

SOUTH KOREA 3.2%
CONSUMER DISCRETIONARY 0.9%
GS Home Shopping, Inc.	30,570	2,725

INDUSTRIALS 1.1%
Samsung Techwin Co. Ltd.	75,357	3,434

INFORMATION TECHNOLOGY 1.2%
Jusung Engineering Co. Ltd. (a)	139,281	969
LG Display Co. Ltd.	172,580	2,815

		3,784

Total South Korea		9,943

SWITZERLAND 0.7%
MATERIALS 0.7%
Holcim Ltd.	39,520	2,097

Total Switzerland		2,097

1

TAIWAN 4.5%
FINANCIALS 0.6%
Huaku Development Co. Ltd.	833,293	1,759

INFORMATION TECHNOLOGY 3.9%
Chicony Electronics Co. Ltd.	1,167,435	1,881
Hon Hai Precision Industry Co. Ltd.	3,288,900	7,329
Pegatron Corp.	3,226,000	2,965

		12,175
Total Taiwan		13,934

THAILAND 2.4%
ENERGY 1.0%
PTT PCL	379,800	3,156

FINANCIALS 1.0%
Tisco Financial Group PCL	2,659,000	3,054

MATERIALS 0.4%
PTT Chemical PCL	434,700	1,373

Total Thailand		7,583

TURKEY 0.9%
TELECOMMUNICATION SERVICES 0.9%
Turk Telekomunikasyon A/S	652,884	2,803

Total Turkey		2,803

UNITED KINGDOM 6.5%
CONSUMER STAPLES 2.1%
British American Tobacco PLC	153,054	6,463

ENERGY 1.1%
Afren PLC (a)	2,805,896	3,520

FINANCIALS 1.8%
HSBC Holdings PLC	729,600	5,561

MATERIALS 1.5%
Petropavlovsk PLC	491,735	4,522

Total United Kingdom		20,066

Total Common Stocks (Cost $244,050)		174,705

	UNITS
EQUITY-LINKED SECURITIES 6.1%
INDIA 6.1%
FINANCIALS 2.8%
JPMorgan Chase & Co.,
Bank of Baroda - Exp. 05/05/2016	78,276	1,219
Yes Bank Ltd - Exp. 09/21/2015	32,304	180
Merrill Lynch International & Co.,
Bank of Baroda - Exp. 01/07/2016	182,154	2,836
Yes Bank Ltd - Exp. 09/14/2015	791,190	4,404

		8,639

INDUSTRIALS 1.0%
JPMorgan Chase & Co.,
Bharat Electronics Ltd. - Exp. 08/02/2016	22,959	719

Merrill Lynch International & Co.,
Bharat Electronics Ltd. - Exp. 03/22/2016	78,400	2,456

		3,175

INFORMATION TECHNOLOGY 2.3%
JPMorgan Chase & Co.,
Idea Cellular Ltd. - Exp. 07/25/2016	1,177,781	2,369
Infosys Ltd. - Exp. 08/02/2016	8,166	422
Merrill Lynch International & Co.,
Infosys Ltd. - Exp. 11/04/2015	82,095	4,247

		7,038

Total Equity-Linked Securities (Cost $23,869)		18,852

	SHARES
EXCHANGE-TRADED FUNDS 1.6%
UNITED STATES 1.6%
ETFS Palladium Trust	81,671	4,900

Total Exchange-Traded Funds (Cost $6,237)		4,900

MUTUAL FUNDS 2.4%
HONG KONG 2.4%
BOCI-Prudential - W.I.S.E. Fund	2,019,200	7,338

Total Mutual Funds (Cost $9,881)		7,338

PREFERRED STOCKS 5.1%
SOUTH KOREA 5.1%
INFORMATION TECHNOLOGY 5.1%
Samsung Electronics Co. Ltd.	33,521	15,980

Total Preferred Stocks (Cost $18,730)		15,980

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 30.8%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/03/2011	$310	310

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $320. Repurchase proceeds are $310.)
U.S. TREASURY BILLS 6.3%
0.018% due 10/20/2011 - 03/22/2012 (b)(d)(e)	19,603	19,600

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 24.4%
	7,605,341	76,152

Total Short-Term Instruments (Cost $96,094)		96,062

PURCHASED OPTIONS (h) 2.1%
(Cost $3,282)		6,664

Total Investments 104.2% (Cost $402,143)		$324,501
Written Options (i) (0.0%) (Premiums $162)		(129)
Other Assets and Liabilities (Net) (4.2%)		(12,802)

Net Assets 100.0%		$311,570

2

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Non-income producing security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $13,061 have been pledged as collateral as of September 30, 2011 for swap and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	Securities with an aggregate market value of $1,750 have been pledged as collateral for options on exchange-traded futures contracts as of September 30, 2011.

(f)	Cash of $5,142 has been pledged as collateral for securities sold short as of September 30, 2011.

(g)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(2)	Market Value(3)	Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index 15-30%	BPS	(1.000%)	12/20/2017	$3,100	$72	$(25)	$97

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Securities and Indices

Pay/ Receive Total Return on Reference Entity/Index(5)	Reference Entity/Index	# of Shares or Units	Financing Rate(4)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Banco do Brazil S.A.	3,100	0.710%	$47	03/22/2012	BOA	$(6)
Receive	Banco do Estado do Rio Grande do Sul	2,200	0.710%	22	03/22/2012	BOA	(2)
Receive	Diagnosticos da America S.A.	2,100	0.710%	19	03/22/2012	BOA	(1)
Receive	PDG Realty S.A. Empreendimentos e Participacoes	5,100	0.710%	21	03/22/2012	BOA	(4)
Receive	TNK-BP Holding	629,771	0.960%	1,738	07/12/2012	BOA	(143)
Receive	Banco do Brazil S.A.	138,700	0.710%	2,122	08/15/2012	CBK	(252)
Receive	Banco do Estado do Rio Grande do Sul	92,500	0.710%	918	08/15/2012	CBK	(116)
Receive	Brasil Foods S.A.	79,000	0.710%	1,489	08/15/2012	CBK	(122)
Receive	Brasil Insurance Participacoes e Administracao S.A.	90,000	0.710%	947	08/15/2012	CBK	(95)
Receive	Diagnosticos da America S.A.	91,800	0.710%	831	08/15/2012	CBK	(42)
Receive	PDG Realty S.A. Empreendimentos e Participacoes	223,200	0.710%	929	08/15/2012	CBK	(194)
Receive	Bashneft OAO	570	0.813%	29	03/22/2012	FBF	(3)
Receive	Sberbank of Russia	661,882	0.813%	1,767	03/22/2012	FBF	(317)
Receive	Banco do Brazil S.A.	194,600	0.710%	2,978	08/15/2012	FBF	(353)
Receive	Banco do Estado do Rio Grande do Sul	55,500	0.000%	551	08/15/2012	FBF	(69)
Receive	Brasil Foods S.A.	42,600	0.710%	803	08/15/2012	FBF	(66)
Receive	Brasil Insurance Participacoes e Administracao S.A.	20,000	0.710%	211	08/15/2012	FBF	(21)
Receive	Diagnosticos da America S.A.	50,500	0.710%	457	08/15/2012	FBF	(23)
Receive	PDG Realty S.A. Empreendimentos e Participacoes	124,800	0.710%	520	08/15/2012	FBF	(108)
Receive	Usinas Siderurgicas de Minas Gerais S.A.	83,787	0.718%	597	08/22/2012	FBF	(124)
Receive	TNK-BP Holding	937,860	0.813%	2,564	05/24/2012	GST	(83)
Receive	Brasil Insurance Participacoes e Administracao S.A.	10,000	0.710%	105	06/15/2012	GST	(11)
Receive	NovaTek OAO	350,060	0.813%	4,610	07/02/2012	GST	(608)

Receive	Usinas Siderurgicas de Minas Gerais S.A.	447,213	0.710%		3,171	08/13/2012	GST	(641)
Receive	Barloworld Ltd.	149,805	0.613%		1,242	04/19/2012	JPM	(117)
Receive	MTN Group Ltd.	199,338	0.613%		3,841	04/19/2012	JPM	(270)
Receive	Sasol Ltd.	56,884	0.613%		2,615	04/19/2012	JPM	(117)
Receive	Woolworths Holdings Ltd.	258,620	0.613%		1,223	04/19/2012	JPM	17
Receive	Impala Platinum Holdings Ltd.	174,443	0.631%		3,605	09/25/2012	JPM	(47)
Receive	Diagnosticos da America S.A.	120,300	0.710%		1,089	06/08/2012	JPM	(55)
Receive	Usinas Siderurgicas de Minas Gerais S.A.	19,000	0.724%		135	09/03/2012	JPM	(27)
Receive	Sasol Ltd.	53,331	0.813%		2,465	03/22/2012	MYI	(245)
Receive	Brasil Insurance Participacoes e Administracao S.A.	20,000	0.960%		210	07/19/2012	MYI	(21)
Receive	Harmony Gold Mining Co., Ltd.	69,556	0.813%		872	08/13/2012	MYI	(47)
Receive	Banco do Brazil S.A.	146,100	0.710%		2,236	08/15/2012	MYI	(265)
Receive	Banco do Estado do Rio Grande do Sul	104,900	0.710%		1,042	08/15/2012	MYI	(131)
Receive	Barloworld Ltd.	207,723	0.813%		1,722	08/15/2012	MYI	(162)
Receive	Brasil Foods S.A.	84,500	0.710%		1,593	08/15/2012	MYI	(130)
Receive	Brasil Insurance Participacoes e Administracao S.A.	100,000	0.710%		1,052	08/15/2012	MYI	(106)
Receive	Diagnosticos da America S.A.	89,300	0.710%		808	08/15/2012	MYI	(40)
Receive	MTN Group Ltd.	268,678	0.813%		5,105	08/15/2012	MYI	(678)
Receive	PDG Realty S.A. Empreendimentos e Participacoes	221,500	0.710%		922	08/15/2012	MYI	(192)
Receive	Woolworths Holdings Ltd.	474,867	0.613%		2,430	08/15/2012	MYI	(363)
Receive	Bashneft OAO	75,976	0.613%		3,898	04/06/2012	ULO	(394)
Receive	Sberbank of Russia	1,587,121	0.613%		4,238	04/06/2012	ULO	(760)
Receive	TNK-BP Holding	998,344	0.613%		2,755	04/16/2012	ULO	(128)
Receive	Sberbank of Russia	57,207	0.813%		153	05/17/2012	ULO	(27)
Receive	TNK-BP Holding	52,565	0.813%		145	05/17/2012	ULO	(9)
Receive	Bashneft OAO	25,633	0.813%		1,315	05/25/2012	ULO	(213)
Receive	Sberbank of Russia	969,471	0.810%		2,133	07/09/2012	ULO	(491)
Receive	Banco do Brazil S.A.	54,500	0.710%		834	08/01/2012	ULO	(99)
Receive	Banco do Estado do Rio Grande do Sul	13,000	0.710%		129	08/01/2012	ULO	(16)
Receive	Brasil Foods S.A.	105,800	0.710%		1,994	08/01/2012	ULO	(163)
Receive	Diagnosticos da America S.A.	52,900	0.710%		479	08/01/2012	ULO	(24)
Receive	PDG Realty S.A. Empreendimentos e Participacoes	49,400	0.710%		206	08/01/2012	ULO	(43)
Receive	Brasil Insurance Participacoes e Administracao S.A.	99,200	0.710%		1,044	08/02/2012	ULO	(105)
Receive	Usinas Siderurgicas de Minas Gerais S.A.	6,700	0.713%		48	08/17/2012	ULO	(10)
Receive	KOSPI 200 Index	27,520,098	0.000%	KRW	6,171,433	03/08/2012	BOA	144

								$(8,738)

(4)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(5)

At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity or index less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

(h)	Purchased options outstanding on September 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$950.000	12/17/2011	188	$273	$454
Put - CBOE S&P 500 Index March Futures	850.000	03/17/2012	30	48	86

				$321	$540

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC AUD versus USD	MSX	$0.700	04/18/2012	AUD 102,790	$516.00	$937.00
Put - OTC AUD versus USD	MSX	0.750	07/23/2012	9,450	69	205

					$585	$1,142

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$32.000	12/17/2011	4,604	$585	$939
Put - CBOE iShares MSCI Emerging Markets Index Fund	34.000	12/17/2011	6,683	225	1,851
Put - CBOE iShares MSCI Emerging Markets Index Fund	30.000	03/17/2012	2,619	296	629
Put - CBOE iShares MSCI Emerging Markets Index Fund	39.000	03/17/2012	565	210	377
Put - CBOE PowerShares QQQ Trust	42.000	12/17/2011	5,439	515	446
Put - CBOE PowerShares QQQ Trust	45.000	12/17/2011	5,000	545	740

				$2,376	$4,982

(i)	Written options outstanding on September 30, 2011:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$29.000	03/17/2012	565	$65	$(121)

Options on Securities

Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Ecopetrol S.A.	GST	HKD	31.105	11/04/2011	HKD	159,200	$97	$(8)

(j)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,154	11/2011	CBK	$14	$0	$14
Sell		9,268	11/2011	DUB	105	0	105
Sell	BRL	9,224	11/2011	DUB	800	0	800
Buy		23,069	11/2011	HUS	0	(2,027)	(2,027)
Sell		5,590	11/2011	HUS	495	0	495
Sell	CAD	367	11/2011	DUB	20	0	20
Sell		367	11/2011	RBC	21	0	21
Sell	CHF	2,252	10/2011	CBK	383	0	383
Sell	EUR	134	10/2011	BRC	10	0	10
Buy		1,970	10/2011	CBK	0	(151)	(151)
Sell		10,560	10/2011	DUB	1,046	0	1,046
Sell		11,648	10/2011	FBL	660	0	660
Buy		4,358	10/2011	JPM	0	(412)	(412)
Buy		2,006	10/2011	RYL	0	(181)	(181)
Buy		2,474	10/2011	UAG	0	(186)	(186)
Sell	GBP	8,948	12/2011	BRC	337	0	337
Sell		28	12/2011	CBK	1	0	1
Sell		231	12/2011	GST	9	0	9
Sell		74	12/2011	JPM	3	0	3
Sell		179	12/2011	UAG	5	0	5
Buy	IDR	28,931,214	01/2012	CBK	0	(162)	(162)
Sell		9,114,810	01/2012	CBK	65	0	65
Buy	INR	789,765	07/2012	JPM	0	(1,441)	(1,441)
Buy	KRW	2,066,186	11/2011	BRC	0	(213)	(213)
Buy		1,754,831	11/2011	CBK	0	(154)	(154)
Sell		5,091,900	11/2011	GST	365	0	365
Buy		24,572,673	11/2011	JPM	0	(2,486)	(2,486)
Buy		4,193,118	11/2011	UAG	0	(349)	(349)
Sell	MXN	4,814	11/2011	BOA	58	0	58
Buy		15,334	11/2011	BPS	0	(182)	(182)
Sell		6,583	11/2011	BRC	59	0	59
Buy		246,386	11/2011	CBK	0	(3,189)	(3,189)
Sell		20,728	11/2011	CBK	225	0	225
Buy		8,744	11/2011	HUS	0	(113)	(113)

Sell		75,162	11/2011	HUS	509	0	509
Buy	MYR	3,783	11/2011	JPM	0	(93)	(93)
Buy		24,368	04/2012	JPM	0	(519)	(519)
Sell	NOK	33,945	10/2011	CBK	521	0	521
Sell	RUB	358,882	03/2012	CBK	1,269	0	1,269
Buy	TWD	15,645	01/2012	BOA	0	(36)	(36)
Buy		754,272	01/2012	CBK	0	(2,136)	(2,136)
Sell		841,792	01/2012	CBK	1,364	0	1,364
Buy		28,781	01/2012	DUB	0	(61)	(61)
Sell		14,416	01/2012	HUS	34	0	34
Buy		150,325	01/2012	JPM	0	(388)	(388)
Sell		92,815	01/2012	UAG	206	0	206
Buy	ZAR	48,091	10/2011	DUB	0	(971)	(971)
Sell		10,491	10/2011	DUB	242	0	242
Sell		7,305	10/2011	GST	132	0	132
Sell		24,982	10/2011	HUS	331	0	331

					$ 9,289	$ (15,450)	$ (6,161)

(k)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2011
Investments, at value
Common Stocks
Australia
Energy	$0	$2,136	$0	$2,136
Materials	0	5,303	0	5,303
Bermuda
Energy	0	4,945	0	4,945
Brazil
Consumer Staples	2,678	0	0	2,678
Materials	2,962	0	0	2,962
Canada
Energy	2,613	0	0	2,613
China
Consumer Discretionary	0	2,385	0	2,385
Consumer Staples	0	2,849	0	2,849
Financials	0	9,625	0	9,625
Industrials	1,896	2,036	0	3,932
Information Technology	3,025	3,224	0	6,249
Colombia
Energy	3,887	0	0	3,887
Cyprus
Industrials	501	2,210	0	2,711
Czech Republic
Utilities	0	4,724	0	4,724
Hong Kong
Financials	0	10,261	0	10,261
Industrials	0	3,422	0	3,422
Information Technology	0	1,915	0	1,915
Materials	0	3,530	0	3,530
Indonesia
Financials	0	1,023	0	1,023
Israel
Telecommunication Services	0	3,004	0	3,004
Italy
Consumer Discretionary	2,303	0	0	2,303
Kazakhstan
Energy	0	3,976	0	3,976
Malaysia
Materials	0	3,924	0	3,924
Mexico
Consumer Discretionary	2,815	0	0	2,815

Peru
Financials	4,685	0	0	4,685
Philippines
Utilities	0	4,957	0	4,957
Russia
Industrials	2,755	0	0	2,755
Materials	1,037	1,661	0	2,698
Singapore
Energy	0	2,753	0	2,753
South Africa
Materials	7,259	0	0	7,259
South Korea
Consumer Discretionary	0	2,725	0	2,725
Industrials	0	3,434	0	3,434
Information Technology	0	3,784	0	3,784
Switzerland
Materials	0	2,097	0	2,097
Taiwan
Financials	0	1,759	0	1,759
Information Technology	0	12,175	0	12,175
Thailand
Energy	0	3,156	0	3,156
Financials	0	3,054	0	3,054
Materials	0	1,373	0	1,373
Turkey
Telecommunication Services	2,803	0	0	2,803
United Kingdom
Consumer Staples	0	6,463	0	6,463
Energy	0	3,520	0	3,520
Financials	0	5,561	0	5,561
Materials	0	4,522	0	4,522
Equity-Linked Securities
India
Financials	0	8,639	0	8,639
Industrials	0	3,175	0	3,175
Information Technology	0	7,038	0	7,038
Exchange-Traded Funds
United States	4,900	0	0	4,900
Mutual Funds
Hong Kong	7,338	0	0	7,338
Preferred Stocks
South Korea
Information Technology	0	15,980	0	15,980
Short-Term Instruments
Repurchase Agreements	0	310	0	310
U.S. Treasury Bills	0	19,600	0	19,600
PIMCO Short-Term Floating NAV Portfolio	76,152	0	0	76,152
Purchased Options
Equity Contracts	5,522	0	0	5,522
Foreign Exchange Contracts	0	1,142	0	1,142
	$135,131	$189,370	$0	$324,501

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	97	0	97
Equity Contracts	0	161	0	161
Foreign Exchange Contracts	0	9,289	0	9,289
	$0	$9,547	$0	$9,547
Financial Derivative Instruments (7) - Liabilities
Equity Contracts	(129)	(8,899)	0	(9,028)
Foreign Exchange Contracts	0	(15,450)	0	(15,450)
	$(129)	$(24,349)	$0	$(24,478)
Totals	$135,002	$174,568	$0	$309,570

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Emerging Multi-Asset Fund

September 30, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
EXCHANGE-TRADED FUNDS 7.9%
Vanguard MSCI Emerging Markets ETF	53,000	$1,902

Total Exchange-Traded Funds (Cost $2,650)		1,902

MUTUAL FUNDS (a)(b) 73.2%
PIMCO Emerging Local Bond Fund	474,687	4,747
PIMCO Emerging Markets Bond Fund	141,397	1,533
PIMCO Emerging Markets Corporate Bond Fund	195,094	2,074
PIMCO Emerging Markets Currency Fund	117,469	1,171
PIMCO EqS Emerging Markets Fund	1,057,864	8,177

Total Mutual Funds (Cost $21,116)		17,702

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 15.3%
REPURCHASE AGREEMENTS 2.1%
State Street Bank and Trust Co.
0.010% due 10/03/2011	$510	510

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $522. Repurchase proceeds are $510.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 13.2%
	319,723	3,201

Total Short-Term Instruments (Cost $3,712)		3,711

PURCHASED OPTIONS (e) 6.0%
(Cost $911)		1,455

Total Investments 102.4% (Cost $28,389)		$24,770
Written Options (f) (2.9%) (Premiums $371)		(695)
Other Assets and Liabilities (Net) 0.5%		104

Net Assets 100.0%		$24,179

9

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Cash of $13 has been pledged as collateral for open futures contracts on September 30, 2011. On September 30, 2011 there were no open futures contracts.

(d)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011(2)	Notional Amount(3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
China Government International Bond	RYL	1.000%	12/20/2016	1.987%	$100	$(5)	$(5)	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	6-Month EUR-EURIBOR	2.250%	09/21/2016	DUB	EUR 1,000	$19	$8	$11

(e)	Purchased options outstanding on September 30, 2011:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$37.000	06/16/2012	1,091	$293	$606
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	09/22/2012	1,427	618	849

				$911	$1,455

(f)	Written options outstanding on September 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar June Futures	$99.500	06/18/2012	1	$1	$0
Put - CME 90-Day Eurodollar June Futures	99.500	06/18/2012	1	0	(1)
Call - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	4	1	(1)
Put - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	9	3	(6)

				$5	$(8)

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$30.000	06/16/2012	1,091	$113	$(327)
Put - CBOE iShares MSCI Emerging Markets Index Fund	27.000	09/22/2012	1,427	253	(360)

				$366	$(687)

(g)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	973	11/2011	UAG	$0	$(86)	$(86)
Buy	CNY	2,533	02/2012	BRC	0	(4)	(4)
Sell	EUR	6	10/2011	JPM	1	0	1
Buy	HKD	5,995	12/2011	CBK	1	0	1
Buy		1,800	12/2011	DUB	0	0	0
Buy	HUF	76,392	11/2011	CBK	0	(52)	(52)
Buy	IDR	1,712,200	10/2011	BRC	0	(15)	(15)
Buy	MYR	897	11/2011	HUS	0	(22)	(22)
Buy	RUB	11,692	03/2012	CBK	0	(43)	(43)
Buy	TWD	5,760	01/2012	HUS	0	(12)	(12)
Buy	ZAR	3,643	10/2011	RYL	0	(50)	(50)

					$2	$(284)	$(282)

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2011
Investments, at value
Exchange-Traded Funds	$1,902	$0	$0	$1,902
Mutual Funds	17,702	0	0	17,702
Short-Term Instruments
Repurchase Agreements	0	510	0	510
PIMCO Short-Term Floating NAV Portfolio	3,201	0	0	3,201
Purchased Options
Equity Contracts	1,455	0	0	1,455
	$24,260	$510	$0	$24,770

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	0	0	0
Foreign Exchange Contracts	0	2	0	2
Interest Rate Contracts	0	11	0	11
	$0	$13	$0	$13

Financial Derivative Instruments (7) - Liabilities
Equity Contracts	(687)	0	0	(687)
Foreign Exchange Contracts	0	(284)	0	(284)
Interest Rate Contracts	0	(8)	0	(8)
	$(687)	$(292)	$0	$(979)
Totals	$23,573	$231	$0	$23,804

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

Consolidated Schedule of Investments

PIMCO EqS Pathfinder FundTM

September 30, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
COMMON STOCKS 81.0%
BERMUDA 5.2%
ENERGY 2.3%
North Atlantic Drilling Ltd.	13,297,186	$18,575
Seadrill Ltd.	951,975	26,290

		44,865

FINANCIALS 2.9%
Hiscox Ltd.	3,995,586	22,868
Lancashire Holdings Ltd.	3,055,064	32,788

		55,656

Total Bermuda		100,521

BRAZIL 0.8%
FINANCIALS 0.8%
Itau Unibanco Holding S.A. SP - ADR	1,004,509	15,590

Total Brazil		15,590

CANADA 0.4%
ENERGY 0.4%
Cameco Corp.	404,760	7,415

Total Canada		7,415

DENMARK 1.8%
CONSUMER STAPLES 1.3%
Carlsberg A/S	412,587	24,450

FINANCIALS 0.5%
Jyske Bank A/S (a)	351,042	10,387

Total Denmark		34,837

FAEROE ISLANDS 0.4%
CONSUMER STAPLES 0.3%
Bakkafrost P/F	810,885	5,139

FINANCIALS 0.1%
BankNordik P/F	236,546	3,137

Total Faeroe Islands		8,276

FRANCE 9.5%
CONSUMER DISCRETIONARY 2.0%
Eutelsat Communications S.A.	679,433	27,294
JC Decaux S.A. (a)	450,329	11,177

		38,471

CONSUMER STAPLES 6.1%
Carrefour S.A.	1,412,451	32,164
Danone	780,685	47,991
L’Oreal S.A.	88,585	8,642
Pernod-Ricard S.A.	372,261	29,145

		117,942

ENERGY 0.4%
Bourbon S.A.	347,814	7,914

INDUSTRIALS 1.0%
Teleperformance	859,281	18,254

Total France		182,581

GERMANY 2.8%
FINANCIALS 0.3%
Deutsche Boerse AG (a)	126,863	6,416

HEALTH CARE 0.5%
Rhoen Klinikum AG	461,301	9,341

INDUSTRIALS 1.4%
Kloeckner & Co. SE	383,249	4,719
MAN SE	169,040	21,347

		26,066

UTILITIES 0.6%
E.ON AG	538,962	11,693

Total Germany		53,516

GUERNSEY, CHANNEL ISLANDS 0.9%
FINANCIALS 0.9%
Resolution Ltd.	4,501,370	17,249

Total Guernsey, Channel Islands		17,249

HONG KONG 2.8%
CONSUMER DISCRETIONARY 0.3%
Television Broadcasts Ltd.	1,190,000	6,491

FINANCIALS 2.1%
AIA Group Ltd.	10,734,600	30,536
First Pacific Co. Ltd.	10,508,000	9,275

		39,811

INDUSTRIALS 0.4%
Jardine Matheson Holdings Ltd.	89,300	4,059
Jardine Strategic Holdings Ltd.	96,500	2,526

		6,585

Total Hong Kong		52,887

ISRAEL 0.5%
HEALTH CARE 0.5%
Teva Pharmaceutical Industries Ltd. SP - ADR	264,278	9,836

Total Israel		9,836

JAPAN 1.6%
INFORMATION TECHNOLOGY 1.6%
Nintendo Co. Ltd.	207,142	30,437

Total Japan		30,437

NETHERLANDS 5.9%
CONSUMER STAPLES 1.5%
CSM	1,441,538	28,472

ENERGY 0.7%
Royal Dutch Shell PLC ‘A’	436,206	13,477

FINANCIALS 1.3%
ING Groep NV - Dutch Certificate (a)	3,410,542	24,058

INFORMATION TECHNOLOGY 0.5%
Gemalto NV	204,810	9,739

TELECOMMUNICATION SERVICES 1.9%
Koninklijke KPN NV	2,795,900	36,825

Total Netherlands		112,571

NORWAY 1.4%
CONSUMER STAPLES 0.9%
Marine Harvest ASA	38,956,958	16,978

INDUSTRIALS 0.5%
Orkla ASA	1,331,300	10,119

Total Norway		27,097

SINGAPORE 0.6%
FINANCIALS 0.0%
Great Eastern Holdings Ltd.	85,220	805

INDUSTRIALS 0.6%
Keppel Corp. Ltd.	1,891,300	11,091

Total Singapore		11,896

SOUTH AFRICA 0.9%
MATERIALS 0.9%
AngloGold Ashanti Ltd. SP - ADR	438,292	18,128

Total South Africa		18,128

SOUTH KOREA 0.4%
CONSUMER DISCRETIONARY 0.4%
GS Home Shopping, Inc.	88,491	7,889

Total South Korea		7,889

SPAIN 0.2%
CONSUMER STAPLES 0.2%
Distribuidora Internacional de Alimentacion S.A. (a)	1,131,881	4,507

Total Spain		4,507

SWEDEN 0.8%
INDUSTRIALS 0.8%
Loomis AB	1,331,154	15,617

Total Sweden		15,617

SWITZERLAND 5.0%
CONSUMER STAPLES 1.3%
Nestle S.A.	463,122	25,496

FINANCIALS 1.0%
UBS AG (a)	656,607	7,511
Zurich Financial Services AG	50,479	10,515

		18,026

HEALTH CARE 1.7%
Novartis AG	78,371	4,378
Roche Holding AG	171,452	27,691

		32,069

1

INDUSTRIALS 0.6%
Schindler Holding AG	106,761	11,637

MATERIALS 0.4%
Sika AG	4,508	7,982

Total Switzerland		95,210

UNITED KINGDOM 12.0%
CONSUMER DISCRETIONARY 0.4%
British Sky Broadcasting Group PLC	866,307	8,922

CONSUMER STAPLES 6.8%
British American Tobacco PLC	1,228,611	51,878
Imperial Tobacco Group PLC	1,776,608	59,956
Reckitt Benckiser Group PLC	376,284	19,066

		130,900

ENERGY 2.2%
BP PLC	5,131,015	30,764
Ensco PLC SP - ADR	275,614	11,143

		41,907

FINANCIALS 2.6%
Barclays PLC	7,902,705	19,380
HSBC Holdings PLC	428,550	3,283
Lloyds Banking Group PLC (a)	43,732,571	23,478
Man Group PLC	1,418,336	3,669

		49,810

Total United Kingdom		231,539

UNITED STATES 27.1%
CONSUMER STAPLES 6.6%
Altria Group, Inc.	838,406	22,478
CVS Caremark Corp.	768,277	25,799
Lorillard, Inc.	342,551	37,920
Philip Morris International, Inc.	249,745	15,579
Reynolds American, Inc.	414,656	15,541
Wal-Mart Stores, Inc.	165,639	8,597

		125,914

FINANCIALS 9.0%
Alleghany Corp. (a)	52,438	15,128
BankUnited, Inc.	1,049,129	21,780
Berkshire Hathaway, Inc. ‘B’ (a)	447,518	31,792
Capitol Federal Financial, Inc.	733,001	7,740
CBOE Holdings, Inc.	900,944	22,046
Northwest Bancshares, Inc.	1,075,997	12,815
Oritani Financial Corp.	430,135	5,532
SLM Corp.	1,067,153	13,286
ViewPoint Financial Group	620,533	7,105
Washington Federal, Inc.	743,560	9,473
White Mountains Insurance Group Ltd.	64,996	26,372

		173,069

HEALTH CARE 3.1%
Medco Health Solutions, Inc. (a)	394,977	18,521
Pfizer, Inc.	1,447,025	25,583
Synthes, Inc.	101,010	16,347

		60,451

INDUSTRIALS 2.6%
3M Co.	338,806	24,323
Deere & Co.	243,099	15,697
Goodrich Corp.	78,011	9,414

		49,434

INFORMATION TECHNOLOGY 5.8%
Dell, Inc. (a)	1,395,553	19,747
Intel Corp.	1,731,242	36,927
Microsoft Corp.	1,726,675	42,977
Motorola Mobility Holdings, Inc. (a)	306,206	11,569

		111,220

Total United States		520,088

Total Common Stocks (Cost $1,718,441)		1,557,687

	UNITS
EQUITY-LINKED SECURITIES 0.9%
FRANCE 0.9%
Morgan Stanley BV,
Total S.A. - Exp. 08/02/2012	375,699	17,009

Total Equity-Linked Securities (Cost $20,536)		17,009

	SHARES
EXCHANGE-TRADED FUNDS 3.9%
UNITED STATES 3.9%
SPDR Gold Trust	475,537	75,173

Total Exchange-Traded Funds (Cost $67,304)		75,173

RIGHTS 0.1%
FRANCE 0.1%
HEALTH CARE 0.1%
Sanofi - Exp. 12/31/2020	1,305,421	1,384

Total Rights (Cost $3,150)		1,384

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.9%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/03/2011	$845	845

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $864. Repurchase proceeds are $845.)
U.S. TREASURY BILLS 0.3%
0.018% due 02/09/2012 - 03/22/2012 (b)(d)	5,510	5,509

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 13.5%	25,984,572	260,184

Total Short-Term Instruments (Cost $266,593)		266,538

PURCHASED OPTIONS (h) 0.6%
(Cost $10,643)		11,556

Total Investments 100.4% (Cost $2,086,667)		$1,929,347
Written Options (i) (0.0%) (Premiums $599)		(6)
Other Assets and Liabilities (Net) (0.4%)		(7,335)

Net Assets 100.0%		$1,922,006

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Non-income producing security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $5,510 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	Cash of $2,565 have been pledged as collateral for options on exchange-traded futures contracts as of September 30, 2011.

(f)	Cash of $16,498 have been pledged as collateral for securities sold short as of September 30, 2011.

(g)	OTC swap agreements outstanding on September 30, 2011:

Total Return Swaps on Securities

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Financing Rate (1)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation
Receive (2)	MAN SE	35,584	1.646%	EUR	3,251	06/23/2012	BOA	$136

(1)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(2)

At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

(h)	Purchased options outstanding on September 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$1,100.000	12/17/2011	495	$2,001	$3,312

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC EUR versus USD	BOA	$1.205	03/13/2012	EUR 74,900	$1,545	$1,562

Options on Indices

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Euro Stoxx 50 Custom Index (3)	MYI	EUR 90.720	12/16/2011	EUR 101,362	$5,001	$5,160

(3) The underlying reference entity is based upon the Euro Stoxx 50 Index excluding any securities that cannot be shorted due to European short sale bans.

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Johnson & Johnson, Inc.	FBF	CHF 68.878	03/16/2012	CHF 19,871	$2,096	$1,522

(i)	Written options outstanding on September 30, 2011:

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC Johnson & Johnson, Inc.	FBF	CHF 67.610	03/16/2012	CHF 17,271	$599	$(6)

(j)	Short sales outstanding on September 30, 2011:

Description	Shares	Proceeds	Market Value
Express Scripts, Inc.	319,931	$15,534	$(11,860)

(k)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	6,262	10/2011	BRC	$0	$(476)	$(476)
Buy		40,000	10/2011	FBL	0	(3,798)	(3,798)
Buy		37,277	10/2011	HUS	0	(3,534)	(3,534)
Buy		5,000	10/2011	RYL	0	(451)	(451)
Sell		88,539	10/2011	UAG	1,983	0	1,983
Sell		27,970	11/2011	MSC	808	0	808
Buy		88,539	11/2011	UAG	0	(1,961)	(1,961)
Sell	BRL	28,563	11/2011	HUS	1,362	0	1,362
Buy	CAD	13,407	10/2011	BRC	0	(661)	(661)
Sell		142,378	10/2011	CBK	2,469	0	2,469
Buy		9,125	10/2011	GST	0	(536)	(536)
Buy		59,923	10/2011	JPM	0	(4,090)	(4,090)
Buy		59,923	10/2011	RYL	0	(4,165)	(4,165)
Buy		142,378	11/2011	CBK	0	(2,472)	(2,472)
Sell	CHF	6,160	10/2011	BRC	173	0	173
Sell		39,029	10/2011	CBK	4,369	0	4,369
Sell		2,912	10/2011	DUB	267	0	267
Buy		40,505	10/2011	FBL	0	(393)	(393)
Sell		1,187	10/2011	JPM	164	0	164
Sell		3,885	10/2011	RBC	0	(2)	(2)
Sell		2,075	10/2011	RYL	352	0	352
Buy		18,107	10/2011	UAG	0	(253)	(253)
Sell		3,363	10/2011	UAG	255	0	255
Buy		2,889	11/2011	CBK	0	(29)	(29)
Sell		40,505	11/2011	FBL	391	0	391
Sell	DKK	5,662	10/2011	DUB	83	0	83
Sell		217,849	10/2011	JPM	2,904	0	2,904
Buy		230,584	10/2011	MSC	0	(714)	(714)
Sell		2,353	10/2011	RBC	2	0	2
Sell		4,720	10/2011	UAG	10	0	10
Sell		230,584	11/2011	MSC	713	0	713
Sell	EUR	1,849	10/2011	BPS	193	0	193
Sell		27,338	10/2011	BRC	2,792	0	2,792
Buy		50,243	10/2011	CBK	0	(848)	(848)
Sell		5,173	10/2011	CBK	503	0	503
Sell		9,676	10/2011	DUB	1,054	0	1,054
Sell		27,338	10/2011	FBL	2,823	0	2,823
Buy		43,265	10/2011	HUS	0	(984)	(984)

Buy		25,641	10/2011	JPM	0	(499)	(499)
Sell		28,685	10/2011	JPM	2,936	0	2,936
Buy		488	10/2011	RBC	0	(32)	(32)
Sell		5,264	10/2011	RYL	421	0	421
Buy		43,265	10/2011	UAG	0	(941)	(941)
Sell		33,299	10/2011	UAG	3,107	0	3,107
Sell		25,963	11/2011	CBK	615	0	615
Sell		43,265	11/2011	HUS	982	0	982
Sell		25,641	11/2011	JPM	497	0	497
Buy		25,002	11/2011	RBC	0	(613)	(613)
Sell		43,265	11/2011	UAG	939	0	939
Buy	GBP	39,319	10/2011	BRC	27	(219)	(192)
Sell		82,922	10/2011	BRC	5,682	0	5,682
Sell		6,794	10/2011	CBK	12	(2)	10
Sell		3,128	10/2011	DUB	107	0	107
Buy		473	10/2011	GST	4	0	4
Sell		208	10/2011	GST	8	0	8
Buy		18,369	10/2011	HUS	0	(84)	(84)
Buy		14,302	10/2011	JPM	0	(59)	(59)
Sell		406	10/2011	JPM	24	0	24
Sell		1,623	10/2011	RBC	22	(22)	0
Sell		3,669	10/2011	RYL	225	0	225
Buy		37,212	10/2011	UAG	9	(70)	(61)
Sell		10,971	10/2011	UAG	507	0	507
Sell		33,145	11/2011	BRC	218	0	218
Buy		6,220	11/2011	CBK	1	0	1
Sell		18,369	11/2011	HUS	85	0	85
Sell		14,302	11/2011	JPM	59	0	59
Sell		65	11/2011	RBC	0	0	0
Sell		33,145	11/2011	UAG	69	0	69
Buy	HKD	11,840	12/2011	CBK	2	0	2
Sell		113,212	12/2011	DUB	0	(8)	(8)
Buy	JPY	38,219	10/2011	BPS	0	(5)	(5)
Sell		1,164,252	10/2011	CBK	95	(3)	92
Buy		9,496,001	10/2011	FBL	0	(843)	(843)
Sell		38,219	10/2011	GST	5	0	5
Sell		33,162	10/2011	JPM	2	0	2
Buy		2,929,091	10/2011	RYL	0	(194)	(194)
Sell		11,227,677	10/2011	UAG	1,343	0	1,343
Sell		38,219	11/2011	BPS	5	0	5
Buy		877,481	11/2011	CBK	0	(83)	(83)
Buy		11,227,677	11/2011	UAG	0	(1,334)	(1,334)
Buy	KRW	8,291,160	11/2011	JPM	0	(837)	(837)
Sell		14,802,758	11/2011	JPM	1,473	0	1,473
Buy		19,349,400	02/2012	CBK	0	(1,704)	(1,704)
Buy	NOK	23,407	10/2011	BRC	0	(255)	(255)
Sell		53,515	10/2011	BRC	851	0	851
Buy		106,594	10/2011	CBK	0	(313)	(313)
Sell		9,566	10/2011	DUB	153	0	153
Sell		376	10/2011	GST	1	0	1
Sell		54,414	10/2011	JPM	892	0	892
Sell		856	10/2011	RBC	13	0	13
Sell		99,005	10/2011	RYL	1,465	0	1,465
Buy		106,594	10/2011	UAG	0	(311)	(311)
Sell		18,863	10/2011	UAG	109	0	109
Sell		106,848	11/2011	CBK	313	0	313
Sell		96	11/2011	MSC	0	0	0

Sell		238	11/2011	RBC	1	0	1
Sell		106,594	11/2011	UAG	311	0	311
Sell	PLN	2,574	11/2011	JPM	148	0	148
Buy	SEK	9,599	10/2011	BRC	0	(113)	(113)
Sell		2,214	10/2011	CBK	9	0	9
Sell		3,916	10/2011	DUB	37	0	37
Sell		207	10/2011	GST	0	0	0
Buy		9,598	10/2011	JPM	0	(117)	(117)
Sell		317	10/2011	JPM	1	0	1
Sell		10,726	10/2011	MSC	20	0	20
Sell		333	10/2011	RBC	1	0	1
Sell		1,484	10/2011	UAG	3	0	3
Sell		232	11/2011	CBK	0	0	0
Buy		10,726	11/2011	MSC	0	(20)	(20)
Sell		82	11/2011	MSC	0	0	0
Sell		128	11/2011	RBC	0	0	0
Buy	SGD	21,570	12/2011	CBK	0	(1,356)	(1,356)
Sell		4,340	12/2011	HUS	203	0	203
Buy		3,400	12/2011	RYL	0	(213)	(213)
Buy		15,390	12/2011	UAG	0	(995)	(995)
Sell	ZAR	69,961	10/2011	BRC	1,196	0	1,196
Sell		64,345	10/2011	JPM	1,080	0	1,080

					$49,958	$(36,612)	$13,346

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Common Stocks
Bermuda
Energy	$18,575	$26,290	$0	$44,865
Financials	0	55,656	0	55,656
Brazil
Financials	15,590	0	0	15,590
Canada
Energy	7,415	0	0	7,415
Denmark
Consumer Staples	0	24,450	0	24,450
Financials	0	10,387	0	10,387
Faeroe Islands
Consumer Staples	5,139	0	0	5,139
Financials	0	3,137	0	3,137
France
Consumer Discretionary	0	38,471	0	38,471
Consumer Staples	0	117,943	0	117,943
Energy	0	7,914	0	7,914
Industrials	0	18,254	0	18,254
Germany
Financials	6,416	0	0	6,416
Health Care	0	9,341	0	9,341
Industrials	21,347	4,718	0	26,065
Utilities	0	11,693	0	11,693
Guernsey, Channel Islands
Financials	0	17,249	0	17,249

Hong Kong
Consumer Discretionary	0	6,491	0	6,491
Financials	0	39,811	0	39,811
Industrials	0	6,585	0	6,585
Israel
Health Care	9,836	0	0	9,836
Japan
Information Technology	0	30,437	0	30,437
Netherlands
Consumer Staples	0	28,472	0	28,472
Energy	0	13,477	0	13,477
Financials	0	24,057	0	24,057
Information Technology	0	9,739	0	9,739
Telecommunication Services	0	36,825	0	36,825
Norway
Consumer Staples	0	16,978	0	16,978
Industrials	0	10,119	0	10,119
Singapore
Financials	0	805	0	805
Industrials	0	11,091	0	11,091
South Africa
Materials	18,128	0	0	18,128
South Korea
Consumer Discretionary	0	7,889	0	7,889
Spain
Consumer Staples	4,507	0	0	4,507
Sweden
Industrials	15,618	0	0	15,618
Switzerland
Consumer Staples	0	25,496	0	25,496
Financials	0	18,026	0	18,026
Health Care	0	32,069	0	32,069
Industrials	0	11,637	0	11,637
Materials	0	7,982	0	7,982
United Kingdom
Consumer Discretionary	0	8,922	0	8,922
Consumer Staples	0	130,900	0	130,900
Energy	11,143	30,764	0	41,907
Financials	0	49,810	0	49,810
United States
Consumer Staples	125,914	0	0	125,914
Financials	173,069	0	0	173,069
Health Care	44,104	16,347	0	60,451
Industrials	49,434	0	0	49,434
Information Technology	111,220	0	0	111,220
Equity-Linked Securities
France	0	17,008	0	17,008
Exchange-Traded Funds
United States	75,173	0	0	75,173
Rights
France
Health Care	1,384	0	0	1,384
Short-Term Instruments
Repurchase Agreements	0	845	0	845
U.S. Treasury Bills	0	5,510	0	5,510
PIMCO Short-Term Floating NAV Portfolio	260,184	0	0	260,184
Purchased Options

Equity Contracts	4,834	0	5,160	9,994
Foreign Exchange Contracts	0	1,562	0	1,562

	$979,030	$945,157	$5,160	$1,929,347

Short Sales, at value	$(11,860)	$0	$0	$(11,860)

Financial Derivative Instruments (7) - Assets
Equity Contracts	0	136	0	136
Foreign Exchange Contracts	0	49,958	0	49,958

	$0	$50,094	$0	$50,094

Financial Derivative Instruments (7) - Liabilities
Equity Contracts	(6)	0	0	(6)
Foreign Exchange Contracts	0	(36,612)	0	(36,612)

	$(6)	$(36,612)	$0	$(36,618)

Totals	$967,164	$958,639	$5,160	$1,930,963

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 06/30/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (8)
Investments, at value
Purchased Options Equity Contracts	$0	$5,001	$0	$0	$0	$159	$0	$0	$5,160	$159

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

1. BASIS FOR CONSOLIDATION FOR THE PIMCO EMERGING MULTI-ASSET FUND AND PIMCO EqS PATHFINDER FUND TM (“Commodity Funds”)

The PIMCO Cayman Commodity Fund V and VI (“Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the Commodity Funds in order to effect certain investments for the Commodity Funds consistent with the Commodity Fund’s investment objectives and policies specified in their respective prospectus and statement of additional information. A subscription agreement was entered into between the Commodity Funds and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Commodity Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, each Commodity Subsidiary, shares issued by each Commodity Subsidiary confers upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of September 30, 2011 of each Subsidiary to its Fund (amounts in thousands).

Fund Name	Subsidiary	Incorporated Date	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO Emerging Multi-Asset Fund	PIMCO Cayman Commodity Fund V Ltd.	06/06/2011	07/01/2011	$24,179	$10	0.0%
PIMCO EqS Pathfinder Fund TM	PIMCO Cayman Commodity Fund VI Ltd.	06/06/2011	06/20/2011	1,922,006	31,062	1.6

2. Fair Value Measurements

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. Investments in privately held investment funds where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

3. Federal Income Tax Matters

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2011, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Commodity Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the PIMCO CommodityRealReturn Strategy Fund® (the “CRRS Fund”) in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the PIMCO Cayman Commodity Fund I Ltd., which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the Commodity Funds will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Commodity Funds as a deductible amount for federal income tax purposes. Note that the loss from the Commodity Subsidiary’s contemplated activities also cannot be carried forward to reduce future Commodity Subsidiary’s income in subsequent years. However, if the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Commodity Fund as income for federal income tax purposes.

As of September 30, 2011, the aggregate cost of investments was the same for federal tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
PIMCO EqS Emerging Markets Fund	$4,037	$(81,679)	$(77,642)
PIMCO Emerging Multi-Asset Fund	543	(4,162)	(3,619)
PIMCO EqS Pathfinder Fund TM	54,887	(212,207)	(157,320)

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBL	Credit Suisse AG	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	ULO	UBS AG London
FBF	Credit Suisse International	MSX	Morgan Stanley Capital Group, Inc.

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	NOK	Norwegian Krone
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi	JPY	Japanese Yen	SGD	Singapore Dollar
DKK	Danish Krone	KRW	South Korean Won	TWD	Taiwanese Dollar
EUR	Euro	MXN	Mexican Peso	USD	United States Dollar
GBP	British Pound	MYR	Malaysian Ringgit	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	KOSPI	Korea Composite Stock Price Index

Other Abbreviations:
EURIBOR	Euro Interbank Offered Rate	SP -ADR	Sponsored American Depositary Receipt	SPDR	Standard & Poor’s Depository Receipts
MSCI	Morgan Stanley Capital International

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series

By:	/s/ Neel T. Kashkari
Neel T. Kashkari
President, Principal Executive Officer

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Neel T. Kashkari
Neel T. Kashkari
President, Principal Executive Officer

Date:	November 28, 2011

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	November 23, 2011